ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.1%
	ADVERTISING & MARKETING - 2.5%
44	Interpublic Group of Companies, Inc. (The)	$ 733
13	Omnicom Group, Inc.	644
3	Trade Desk, Inc. (The), Class A(a)	1,556
		2,933
	AEROSPACE & DEFENSE - 0.2%
1	Hexcel Corporation	33
7	Textron, Inc.	253
		286
	APPAREL & TEXTILE PRODUCTS - 1.0%
2	Carter's, Inc.	173
2	Deckers Outdoor Corporation(a)	440
4	Ralph Lauren Corporation	272
7	Skechers USA, Inc., Class A(a)	211
6	Tapestry, Inc.	94
		1,190
	ASSET MANAGEMENT - 2.5%
20	Apollo Global Management, Inc.	895
3	Eaton Vance Corporation	114
25	Franklin Resources, Inc.	509
5	LPL Financial Holdings, Inc.	383
13	Raymond James Financial, Inc.	946
		2,847
	AUTOMOTIVE - 1.2%
6	Autoliv, Inc.	437
13	BorgWarner, Inc.	504
4	Lear Corporation	436
		1,377
	BANKING - 3.1%
1	CIT Group, Inc.	18
24	Citizens Financial Group, Inc.	607
61	Huntington Bancshares, Inc.	559
59	KeyCorp	704
57	Regions Financial Corporation	657
1	Signature Bank	83

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	BANKING - 3.1% (Continued)
3	SVB Financial Group(a)	$ 722
8	Zions Bancorp NA	234
		3,584
	BEVERAGES - 0.9%
1	Boston Beer Company, Inc. (The), Class A(a)	884
4	Molson Coors Beverage Company, Class B	134
		1,018
	BIOTECH & PHARMA - 1.2%
2	Arrowhead Pharmaceuticals, Inc.(a)	86
16	Exelixis, Inc.(a)	391
3	Ionis Pharmaceuticals, Inc.(a)	143
5	Neurocrine Biosciences, Inc.(a)	481
3	United Therapeutics Corporation(a)	303
		1,404
	CHEMICALS - 4.5%
5	Albemarle Corporation	446
2	Ashland Global Holdings, Inc.	142
8	Avery Dennison Corporation	1,023
6	Celanese Corporation	645
13	CF Industries Holdings, Inc.	399
8	Eastman Chemical Company	625
11	FMC Corporation	1,165
4	Huntsman Corporation	89
5	International Flavors & Fragrances, Inc.	612
2	W R Grace & Company	81
		5,227
	COMMERCIAL SUPPORT SERVICES - 0.6%
1	Aramark	26
1	Brink's Company (The)	41
2	ManpowerGroup, Inc.	147
4	Robert Half International, Inc.	212
4	Stericycle, Inc.(a)	252
		678

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	CONSTRUCTION MATERIALS - 1.8%
3	Carlisle Companies, Inc.	$ 367
4	Martin Marietta Materials, Inc.	941
3	MDU Resources Group, Inc.	68
10	Owens Corning	688
		2,064
	CONSUMER SERVICES - 0.6%
9	Chegg, Inc.(a)	643

	CONTAINERS & PACKAGING - 1.8%
4	AptarGroup, Inc.	453
8	Crown Holdings, Inc.(a)	615
7	Graphic Packaging Holding Company	99
8	Packaging Corporation of America	872
		2,039
	DIVERSIFIED INDUSTRIALS - 0.2%
4	ITT, Inc.	236

	E-COMMERCE DISCRETIONARY - 0.7%
7	Etsy, Inc.(a)	851

	ELECTRIC UTILITIES - 1.7%
4	Hawaiian Electric Industries, Inc.	133
2	IDACORP, Inc.	160
25	NRG Energy, Inc.	769
13	OGE Energy Corporation	390
6	Pinnacle West Capital Corporation	447
3	Portland General Electric Company	106
		2,005
	ELECTRICAL EQUIPMENT - 2.8%
10	A O Smith Corporation	528
1	Acuity Brands, Inc.	102
7	BWX Technologies, Inc.	394
4	Generac Holdings, Inc.(a)	775
4	Hubbell, Inc.	547

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	ELECTRICAL EQUIPMENT - 2.8% (Continued)
6	National Instruments Corporation	$ 214
15	Trimble, Inc.(a)	731
		3,291
	ENGINEERING & CONSTRUCTION - 1.5%
8	AECOM(a)	335
2	EMCOR Group, Inc.	135
6	Jacobs Engineering Group, Inc.	557
13	Quanta Services, Inc.	687
		1,714
	ENTERTAINMENT CONTENT - 0.3%
37	Zynga, Inc., Class A(a)	337

	FOOD - 0.9%
9	Darling Ingredients, Inc.(a)	324
5	Ingredion, Inc.	378
2	Lancaster Colony Corporation	358
		1,060
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
8	Trex Company, Inc.(a)	573

	GAS & WATER UTILITIES - 0.1%
4	NiSource, Inc.	88

	HEALTH CARE FACILITIES & SERVICES - 5.6%
16	Cardinal Health, Inc.	751
3	Charles River Laboratories International, Inc.(a)	679
1	Chemed Corporation	481
7	DaVita, Inc.(a)	600
7	Encompass Health Corporation	455
2	LHC Group, Inc.(a)	425
5	Molina Healthcare, Inc.(a)	915
3	PRA Health Sciences, Inc.(a)	304
7	Syneos Health, Inc.(a)	372
3	Teladoc Health, Inc.(a)	658

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 5.6% (Continued)
8	Universal Health Services, Inc., Class B	$ 856
		6,496
	HOME & OFFICE PRODUCTS - 1.5%
5	Leggett & Platt, Inc.	206
18	Newell Brands, Inc.	309
3	Scotts Miracle-Gro Company (The)	459
2	Tempur Sealy International, Inc.(a)	178
3	Whirlpool Corporation	552
		1,704
	HOME CONSTRUCTION - 1.1%
7	Fortune Brands Home & Security, Inc.	606
15	PulteGroup, Inc.	694
		1,300
	INDUSTRIAL SUPPORT SERVICES - 1.7%
2	AMERCO	712
14	HD Supply Holdings, Inc.(a)	577
4	United Rentals, Inc.(a)	698
		1,987
	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
2	SEI Investments Company	101

	INSURANCE - 9.4%
11	American Financial Group, Inc.	737
6	Assurant, Inc.	728
13	Globe Life, Inc.	1,039
33	Hartford Financial Services Group, Inc. (The)	1,216
10	Kemper Corporation	668
26	Lincoln National Corporation	815
29	Loews Corporation	1,008
28	Old Republic International Corporation	413
36	Principal Financial Group, Inc.	1,450
9	Radian Group, Inc.	131
8	Reinsurance Group of America, Inc.	761
11	Unum Group	185

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	INSURANCE - 9.4% (Continued)
12	Voya Financial, Inc.	$ 575
20	W R Berkley Corporation	1,223
		10,949
	INTERNET MEDIA & SERVICES - 2.7%
16	Expedia Group, Inc.	1,467
16	GoDaddy, Inc., Class A(a)	1,215
5	Grubhub, Inc.(a)	362
5	TripAdvisor, Inc.	98
		3,142
	LEISURE FACILITIES & SERVICES - 1.7%
1	Choice Hotels International, Inc.	86
12	Darden Restaurants, Inc.	1,209
3	Vail Resorts, Inc.	642
		1,937
	LEISURE PRODUCTS - 0.9%
5	Brunswick Corporation	294
5	Hasbro, Inc.	414
3	Polaris, Inc.	283
		991
	MACHINERY - 3.9%
5	AGCO Corporation	371
2	Crane Company	100
2	Curtiss-Wright Corporation	187
10	Donaldson Company, Inc.	464
2	Flowserve Corporation	55
11	Graco, Inc.	675
2	Middleby Corporation (The)(a)	179
2	MSA Safety, Inc.	268
3	Nordson Corporation	575
5	Oshkosh Corporation	368
5	Snap-on, Inc.	736
6	Toro Company (The)	504
		4,482

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.6%
3	ABIOMED, Inc.(a)	$ 831
7	Bruker Corporation	278
12	DENTSPLY SIRONA, Inc.	525
3	Globus Medical, Inc., Class A(a)	149
2	Haemonetics Corporation(a)	174
5	Hill-Rom Holdings, Inc.	418
5	Insulet Corporation(a)	1,183
2	Integra LifeSciences Holdings Corporation(a)	94
3	Masimo Corporation(a)	708
7	PerkinElmer, Inc.	879
2	Quidel Corporation(a)	439
5	Varian Medical Systems, Inc.(a)	860
		6,538
	OIL & GAS PRODUCERS - 0.8%
28	Cabot Oil & Gas Corporation	486
5	Diamondback Energy, Inc.	151
9	HollyFrontier Corporation	177
9	Parsley Energy, Inc., Class A	84
		898
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
44	Halliburton Company	530
20	National Oilwell Varco, Inc.	181
		711
	PUBLISHING & BROADCASTING - 1.5%
12	Liberty Media Corporation-Liberty Formula One - Series C(a)	435
18	Liberty Media Corporation-Liberty SiriusXM, Class C(a)	596
8	New York Times Company (The), Class A	342
30	News Corporation, Class A	421
		1,794
	RENEWABLE ENERGY - 1.3%
8	First Solar, Inc.(a)	530
4	SolarEdge Technologies, Inc.(a)	953
		1,483

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	RETAIL - CONSUMER STAPLES - 0.6%
4	Casey's General Stores, Inc.	$ 711

	RETAIL - DISCRETIONARY - 3.3%
4	Advance Auto Parts, Inc.	614
14	Genuine Parts Company	1,332
9	Tractor Supply Company	1,290
6	Williams-Sonoma, Inc.	543
		3,779
	SEMICONDUCTORS - 4.2%
2	Cirrus Logic, Inc.(a)	135
6	Cree, Inc.(a)	383
7	Entegris, Inc.	520
4	MKS Instruments, Inc.	437
2	Monolithic Power Systems, Inc.	559
23	ON Semiconductor Corporation(a)	499
8	Qorvo, Inc.(a)	1,032
2	Silicon Laboratories, Inc.(a)	196
14	Teradyne, Inc.	1,112
		4,873
	SOFTWARE - 3.6%
3	ACI Worldwide, Inc.(a)	78
5	Aspen Technology, Inc.(a)	633
7	Black Knight, Inc.(a)	609
3	Guidewire Software, Inc.(a)	313
2	J2 Global, Inc.(a)	139
31	NortonLifeLock, Inc.	646
21	Nuance Communications, Inc.(a)	697
3	Paylocity Holding Corporation(a)	484
7	PTC, Inc.(a)	579
		4,178
	SPECIALTY FINANCE - 2.7%
20	Fidelity National Financial, Inc.	626
12	First American Financial Corporation	611
12	MGIC Investment Corporation	106

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	SPECIALTY FINANCE - 2.7% (Continued)
69	Synchrony Financial	$ 1,806
		3,149
	STEEL - 1.0%
6	Reliance Steel & Aluminum Company	612
18	Steel Dynamics, Inc.	516
		1,128
	TECHNOLOGY HARDWARE - 4.6%
4	Arrow Electronics, Inc.(a)	315
15	Ciena Corporation(a)	595
7	Dolby Laboratories, Inc., Class A	464
5	F5 Networks, Inc.(a)	614
6	FLIR Systems, Inc.	215
13	Jabil, Inc.	445
31	Juniper Networks, Inc.	666
12	NetApp, Inc.	526
11	Pure Storage, Inc., Class A(a)	169
3	SYNNEX Corporation	420
2	ViaSat, Inc.(a)	69
21	Western Digital Corporation	768
6	Xerox Holdings Corporation	113
		5,379
	TECHNOLOGY SERVICES - 2.7%
8	Booz Allen Hamilton Holding Corporation	664
3	Euronet Worldwide, Inc.(a)	273
2	FactSet Research Systems, Inc.	670
5	Gartner, Inc.(a)	624
6	Leidos Holdings, Inc.	535
2	MAXIMUS, Inc.	137
2	WEX, Inc.(a)	278
		3,181
	TELECOMMUNICATIONS - 0.5%
7	GCI Liberty, Inc., Class A(a)	574

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.1% (Continued)
	TRANSPORTATION & LOGISTICS - 2.3%
8	CH Robinson Worldwide, Inc.	$ 818
9	JB Hunt Transport Services, Inc.	1,137
9	Knight-Swift Transportation Holdings, Inc.	366
3	Landstar System, Inc.	377
		2,698
	TRANSPORTATION EQUIPMENT - 0.6%
3	Allison Transmission Holdings, Inc.	105
10	Westinghouse Air Brake Technologies Corporation	619
		724
	WHOLESALE - DISCRETIONARY - 1.0%
17	LKQ Corporation(a)	472
2	Pool Corporation	669
		1,141

	TOTAL COMMON STOCKS (Cost $106,116)	111,473

	MONEY MARKET FUND - 21.2%
24,549	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.04%(b)	24,549
	TOTAL MONEY MARKET FUND (Cost $24,549)	24,549

	TOTAL INVESTMENTS - 117.3% (Cost $130,665)	$ 136,022
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.3)%	(20,034)
	NET ASSETS - 100.0%	$ 115,988

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2020

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Shares		Value
	BUSINESS DEVELOPMENT COMPANIES — 0.0%(c)
	ASSET MANAGEMENT - 0.0%(c)
65	PennantPark Investment Corporation	$ 207

	TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $172)	207

	COMMON STOCKS — 100.0%
	AEROSPACE & DEFENSE - 0.4%
79	Barnes Group, Inc.	2,824
35	Ducommun, Inc.(a)	1,152
47	Moog, Inc., Class A	2,986
21	National Presto Industries, Inc.	1,719
		8,681
	APPAREL & TEXTILE PRODUCTS - 0.5%
18	Culp, Inc.	224
31	Movado Group, Inc.	308
110	PVH Corporation	6,560
76	Rocky Brands, Inc.	1,887
149	Tandy Leather Factory, Inc.(a)	475
26	Unifi, Inc.(a)	334
22	Weyco Group, Inc.	356
		10,144
	ASSET MANAGEMENT - 1.2%
34	Associated Capital Group, Inc., Class A	1,228
471	Boston Private Financial Holdings, Inc.	2,600
138	Entasis Therapeutics Holdings, Inc.(a)	282
14	First Western Financial, Inc.(a)	181
13	Medallion Financial Corporation(a)	32
11	Mediaco Holding, Inc.(a)	28
620	ODP Corporation (The)	12,059
269	Oppenheimer Holdings, Inc., Class A	6,004
203	SuRo Capital Corporation	2,201
105	TCG BDC, Inc.	936
		25,551

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	AUTOMOTIVE - 1.3%
665	China Automotive Systems, Inc.(a)	$ 1,968
104	Cooper Tire & Rubber Company	3,297
63	Dana, Inc.	776
132	Goodyear Tire & Rubber Company (The)	1,013
458	Harley-Davidson, Inc.	11,239
276	Methode Electronics, Inc.	7,866
34	Miller Industries, Inc.	1,039
		27,198
	BANKING - 19.7%
82	American River Bankshares	817
627	Associated Banc-Corp	7,913
274	Atlantic Union Bancshares Corporation	5,855
12	Bank of Princeton (The)	218
378	Bank OZK	8,059
177	BankFinancial Corporation	1,278
440	BankUnited, Inc.	9,640
105	Bar Harbor Bankshares	2,158
114	Berkshire Hills Bancorp, Inc.	1,153
339	BOK Financial Corporation	17,462
904	Cadence BanCorp	7,765
86	Capstar Financial Holdings, Inc.	844
52	CBM Bancorp, Inc.	638
147	Central Pacific Financial Corporation	1,995
1	Citizens Community Bancorp, Inc.	7
157	Civista Bancshares, Inc.	1,966
18	Codorus Valley Bancorp, Inc.	236
10	Community Financial Corporation (The)	213
56	County Bancorp, Inc.	1,053
435	Customers Bancorp, Inc.(a)	4,872
135	Dime Community Bancshares, Inc.	1,527
138	Eagle Bancorp, Inc.	3,697
84	ESSA Bancorp, Inc.	1,036
31	Financial Institutions, Inc.	477
277	First Bancorp	5,798

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	BANKING - 19.7% (Continued)
379	First Busey Corporation	$ 6,022
55	First Business Financial Services, Inc.	786
494	First Commonwealth Financial Corporation	3,824
525	First Financial Bancorp	6,303
128	First Financial Corporation	4,019
99	First Financial Northwest, Inc.	903
685	First Hawaiian, Inc.	9,912
2,618	First Horizon National Corporation	24,688
459	First Midwest Bancorp, Inc.	4,948
90	First Northwest Bancorp	891
1,548	FNB Corporation	10,495
395	Fulton Financial Corporation	3,685
526	Great Western Bancorp, Inc.	6,549
428	Hancock Whitney Corporation	8,051
227	Hanmi Financial Corporation	1,864
374	Heartland Financial USA, Inc.	11,218
1,030	Hilltop Holdings, Inc.	21,197
63	HomeStreet, Inc.	1,623
102	HomeTrust Bancshares, Inc.	1,385
891	Hope Bancorp, Inc.	6,758
277	Horizon Bancorp, Inc.	2,795
147	Howard Bancorp, Inc.(a)	1,320
678	Investors Bancorp, Inc.	4,922
277	Lakeland Bancorp, Inc.	2,756
115	LCNB Corporation	1,570
79	Mackinac Financial Corporation	762
164	Meridian Bancorp Inc	1,697
100	MidWestOne Financial Group, Inc.	1,787
1,083	New York Community Bancorp, Inc.	8,956
232	OceanFirst Financial Corporation	3,176
1,096	Old National Bancorp	13,766
10	Old Point Financial Corporation	151
45	OP Bancorp	257
686	PacWest Bancorp	11,717

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	BANKING - 19.7% (Continued)
21	Pathfinder Bancorp, Inc.	$ 223
135	PCB Bancorp	1,187
165	Peoples Bancorp, Inc.	3,150
245	Pinnacle Financial Partners, Inc.	8,720
45	Premier Financial Bancorp, Inc.	486
282	Provident Financial Services, Inc.	3,440
230	Renasant Corporation	5,226
137	Riverview Financial Corporation	926
12	SB Financial Group, Inc.	162
112	Select Bancorp, Inc.(a)	805
120	SmartFinancial, Inc.	1,631
36	South State Corporation	1,733
237	Southern National Bancorp of Virginia, Inc.	2,057
650	Sterling Bancorp	6,838
1,302	Synovus Financial Corporation	27,563
530	TCF Financial Corporation	12,381
313	Towne Bank	5,133
1,435	Umpqua Holdings Corporation	15,240
53	United Bancshares, Inc.	1,089
265	United Bankshares, Inc.	5,690
162	Univest Financial Corporation	2,328
1,297	Valley National Bancorp	8,884
773	Webster Financial Corporation	20,415
256	WesBanco, Inc.	5,468
276	Wintrust Financial Corporation	11,054
		429,259
	BEVERAGES - 0.0%(c)
8	Coffee Holding Company, Inc.(a)	28

	BIOTECH & PHARMA - 1.8%
193	Akebia Therapeutics, Inc.(a)	484
29	ANI Pharmaceuticals, Inc.(a)	818
83	Cumberland Pharmaceuticals, Inc.(a)	266
41	Eagle Pharmaceuticals, Inc.(a)	1,742

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	BIOTECH & PHARMA - 1.8% (Continued)
841	Innoviva, Inc.(a)	$ 8,788
197	Lannett Company, Inc.(a)	1,204
180	Prestige Consumer Healthcare, Inc.(a)	6,556
112	Retrophin Inc(a)	2,068
174	United Therapeutics Corporation(a)	17,574
		39,500
	CHEMICALS - 2.2%
126	AdvanSix, Inc.(a)	1,623
207	American Vanguard Corporation	2,720
385	Element Solutions, Inc.(a)	4,046
61	Hawkins, Inc.	2,812
89	Haynes International, Inc.	1,521
700	Huntsman Corporation	15,547
164	Kraton Corporation(a)	2,923
141	Minerals Technologies, Inc.	7,205
28	Oil-Dri Corporation of America	1,002
70	PQ Group Holdings, Inc.(a)	718
102	Trecora Resources(a)	626
457	Univar Solutions, Inc.(a)	7,714
		48,457
	COMMERCIAL SUPPORT SERVICES - 1.5%
133	ABM Industries, Inc.	4,876
78	BrightView Holdings, Inc.(a)	889
163	Emerald Holding, Inc.	333
156	Ennis, Inc.	2,721
90	GP Strategies Corporation(a)	868
77	Heidrick & Struggles International, Inc.	1,513
106	Kelly Services, Inc., Class A	1,806
68	Korn Ferry	1,972
131	ManpowerGroup, Inc.	9,606
110	Quest Resource Holding Corporation(a)	209
119	Resources Connection, Inc.	1,374
204	Schnitzer Steel Industries, Inc., Class A	3,923
90	TrueBlue, Inc.(a)	1,394

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.5% (Continued)
28	Vectrus, Inc.(a)	$ 1,064
		32,548
	CONSTRUCTION MATERIALS - 0.2%
199	Apogee Enterprises, Inc.	4,253

	CONSUMER SERVICES - 0.8%
56	Aaron's, Inc.	3,173
134	Adtalem Global Education, Inc.(a)	3,288
81	American Public Education, Inc.(a)	2,283
12	Graham Holdings Company, Class B	4,849
130	Matthews International Corporation, Class A	2,907
		16,500
	CONTAINERS & PACKAGING - 0.1%
121	TriMas Corporation(a)	2,759

	E-COMMERCE DISCRETIONARY - 0.1%
137	Lands' End, Inc.(a)	1,785

	ELECTRICAL EQUIPMENT - 0.6%
61	Bel Fuse, Inc., Class B	651
97	Belden, Inc.	3,019
174	Houston Wire & Cable Company(a)	435
228	Kimball Electronics, Inc.(a)	2,636
243	LSI Industries, Inc.	1,640
48	Powell Industries, Inc.	1,158
48	Preformed Line Products Company	2,339
		11,878
	ENGINEERING & CONSTRUCTION - 1.6%
190	Aegion Corporation(a)	2,685
106	Dycom Industries, Inc.(a)	5,599
371	Fluor Corporation	3,268
162	Granite Construction, Inc.	2,853
70	Limbach Holdings, Inc.(a)	749
183	MasTec, Inc.(a)	7,722

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	ENGINEERING & CONSTRUCTION - 1.6% (Continued)
192	Mistras Group, Inc.(a)	$ 751
160	MYR Group, Inc.(a)	5,949
185	Orion Group Holdings, Inc.(a)	509
50	Primoris Services Corporation	902
248	Sterling Construction Company, Inc.(a)	3,511
20	VSE Corporation	613
		35,111
	ENTERTAINMENT CONTENT - 0.1%
100	AMC Networks, Inc., Class A(a)	2,471

	FOOD - 1.2%
75	Alico, Inc.	2,147
512	B&G Foods, Inc.	14,218
276	Hostess Brands, Inc.(a)	3,403
111	Nature's Sunshine Products, Inc.(a)	1,284
380	S&W Seed Company(a)	942
24	Sanderson Farms, Inc.	2,831
45	Tootsie Roll Industries, Inc.	1,391
19	TreeHouse Foods, Inc.(a)	770
		26,986
	FORESTRY, PAPER & WOOD PRODUCTS - 0.6%
229	Domtar Corporation	6,016
236	Mercer International, Inc.	1,557
119	P H Glatfelter Company	1,639
90	Schweitzer-Mauduit International, Inc.	2,735
217	Verso Corporation, Class A(a)	1,712
		13,659
	HEALTH CARE FACILITIES & SERVICES - 1.8%
741	MEDNAX, Inc.(a)	12,063
1,630	OPKO Health Inc(a)	6,015
28	Owens & Minor, Inc.	703
513	Patterson Company, Inc.	12,366
18	Psychemedics Corporation	79

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.8% (Continued)
380	Select Medical Holdings Corporation(a)	$ 7,912
		39,138
	HOME & OFFICE PRODUCTS - 0.5%
240	ACCO Brands Corporation	1,392
90	Hooker Furniture Corporation	2,325
4	Kewaunee Scientific Corporation	36
364	Knoll, Inc.	4,390
276	Steelcase, Inc., Class A	2,790
		10,933
	HOME CONSTRUCTION - 3.5%
41	American Woodmark Corporation(a)	3,220
256	Beazer Homes USA, Inc.(a)	3,379
125	Century Communities, Inc.(a)	5,291
354	Green Brick Partners, Inc.(a)	5,699
31	Griffon Corporation	606
273	KB Home	10,481
91	LGI Homes, Inc.(a)	10,571
100	M/I Homes, Inc.(a)	4,605
115	MDC Holdings, Inc.	5,417
125	Meritage Homes Corporation(a)	13,799
142	Toll Brothers, Inc.	6,910
351	TRI Pointe Group, Inc.(a)	6,367
		76,345
	HOUSEHOLD PRODUCTS - 1.7%
346	Central Garden & Pet Company, Class A(a)	12,504
84	Clearwater Paper Corporation(a)	3,187
195	Crown Crafts, Inc.	1,102
337	Edgewell Personal Care Company(a)	9,396
157	Quanex Building Products Corporation	2,895
144	Spectrum Brands Holdings, Inc.	8,231
		37,315
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.3%
58	Ampco-Pittsburgh Corporation(a)	191
136	AZZ, Inc.	4,640

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 1.3% (Continued)
38	Eastern Company (The)	$ 742
102	L B Foster Company, Class A(a)	1,369
122	Park-Ohio Holdings Corporation	1,960
322	Timken Company (The)	17,459
70	Tredegar Corporation	1,041
		27,402
	INDUSTRIAL SUPPORT SERVICES - 1.0%
151	CAI International, Inc.	4,157
140	DXP Enterprises, Inc.(a)	2,258
299	Herc Holdings, Inc.(a)	11,843
81	WESCO International, Inc.(a)	3,566
		21,824
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
1,363	Jefferies Financial Group, Inc.	24,534

	INSURANCE - 7.7%
187	Ambac Financial Group, Inc.(a)	2,388
360	American Equity Investment Life Holding Company	7,917
159	American National Group, Inc.	10,737
513	Brighthouse Financial, Inc.(a)	13,805
1,158	CNO Financial Group, Inc.	18,574
53	Employers Holdings, Inc.	1,603
90	FBL Financial Group, Inc., Class A	4,338
179	FedNat Holding Company	1,131
6,452	Genworth Financial, Inc.(a)	21,614
490	Heritage Insurance Holdings, Inc.	4,959
48	Horace Mann Educators Corporation	1,603
192	National General Holdings Corporation	6,480
40	National Western Life Group, Inc., Class A	7,311
385	ProAssurance Corporation	6,021
135	Protective Insurance Corporation, Class B	1,773
1,621	Radian Group, Inc.	23,683
103	Security National Financial Corporation, Class A(a)	659
150	United Fire Group, Inc.	3,048

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	INSURANCE - 7.7% (Continued)
418	United Insurance Holdings Corporation	$ 2,533
1,467	Unum Group	24,690
4	White Mountains Insurance Group Ltd.	3,116
		167,983
	INTERNET MEDIA & SERVICES - 0.2%
1,146	DHI Group, Inc.(a)	2,590
328	TrueCar, Inc.(a)	1,640
		4,230
	LEISURE FACILITIES & SERVICES - 1.3%
15	Ark Restaurants Corporation	163
37	Biglari Holdings, Inc.(a)	3,293
397	Carrols Restaurant Group, Inc.(a)	2,561
124	Chuy's Holdings, Inc.(a)	2,428
441	El Pollo Loco Holdings, Inc.(a)	7,144
172	Fiesta Restaurant Group, Inc.(a)	1,612
108	Full House Resorts, Inc.(a)	209
60	Golden Entertainment, Inc.(a)	830
216	J Alexander's Holdings, Inc.(a)	1,123
331	Marcus Corporation (The)	2,559
42	Potbelly Corporation(a)	159
104	RCI Hospitality Holdings, Inc.	2,122
266	Red Robin Gourmet Burgers, Inc.(a)	3,500
		27,703
	LEISURE PRODUCTS - 1.4%
63	American Outdoor Brands, Inc.(a)	821
118	Escalade, Inc.	2,158
252	Smith & Wesson Brands, Inc.	3,911
218	Thor Industries, Inc.	20,767
130	Vista Outdoor, Inc.(a)	2,623
		30,280
	MACHINERY - 4.0%
201	AGCO Corporation	14,928
639	Altra Industrial Motion Corporation	23,624
303	CECO Environmental Corporation(a)	2,209

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	MACHINERY - 4.0% (Continued)
1	CIRCOR International, Inc.(a)	$ 27
233	Colfax Corporation(a)	7,307
91	Columbus McKinnon Corporation	3,012
117	Gencor Industries, Inc.(a)	1,291
314	Hillenbrand, Inc.	8,905
46	Hurco Company, Inc.	1,306
36	Hyster-Yale Materials Handling, Inc., Class A	1,337
186	Intevac, Inc.(a)	1,025
177	Kennametal, Inc.	5,122
67	LS Starrett Company (The), Class A(a)	198
170	Manitowoc Company, Inc. (The)(a)	1,430
1,072	NN, Inc.	5,532
73	Regal Beloit Corporation	6,853
14	SPX FLOW, Inc.(a)	599
119	Terex Corporation	2,304
		87,009
	MEDICAL EQUIPMENT & DEVICES - 0.6%
720	Accuray, Inc.(a)	1,728
155	AngioDynamics, Inc.(a)	1,869
96	Avanos Medical, Inc.(a)	3,189
20	CryoLife, Inc.(a)	370
300	Harvard Bioscience, Inc.(a)	903
33	Luminex Corporation	866
41	Natus Medical, Inc.(a)	702
146	OraSure Technologies, Inc.(a)	1,777
9	Utah Medical Products, Inc.	719
84	Varex Imaging Corporation(a)	1,069
		13,192
	METALS & MINING - 1.0%
618	Alcoa Corporation(a)	7,187
774	Alliance Resource Partners, L.P.	2,144
52	Encore Wire Corporation	2,414
812	Hecla Mining Company	4,125
657	SunCoke Energy, Inc.	2,247

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	METALS & MINING - 1.0% (Continued)
235	Warrior Met Coal, Inc.	$ 4,014
		22,131
	OIL & GAS PRODUCERS - 3.3%
144	Bonanza Creek Energy, Inc.(a)	2,707
815	Earthstone Energy, Inc., Class A(a)	2,111
1,284	EQT Corporation	16,602
3,091	Equitrans Midstream Corporation	26,150
379	Matador Resources Company(a)	3,131
387	NGL Energy Partners, L.P.	1,532
655	PBF Energy, Inc., Class A	3,727
249	Plains GP Holdings, L.P., Class A	1,516
4,666	Southwestern Energy Company(a)	10,965
173	World Fuel Services Corporation	3,666
		72,107
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
215	Helmerich & Payne, Inc.	3,149
175	Natural Gas Services Group, Inc.(a)	1,479
		4,628
	PUBLISHING & BROADCASTING - 2.2%
199	Beasley Broadcast Group, Inc., Class A	247
60	Cumulus Media, Inc., Class A(a)	322
130	Emmis Communications Corporation, Class A(a)	198
1,606	Entravision Communications Corporation, Class A	2,441
853	EW Scripps Company (The), Class A	9,758
476	Gray Television, Inc.(a)	6,554
112	Houghton Mifflin Harcourt Company(a)	194
476	Meredith Corporation	6,245
70	Saga Communications, Inc., Class A	1,392
408	Scholastic Corporation	8,564
624	TEGNA, Inc.	7,332
445	Townsquare Media, Inc., Class A	2,074
193	Tribune Publishing Company	2,250
360	Urban One, Inc.(a)	421
		47,992

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
24	FRP Holdings, Inc.(a)	$ 1,000
14	Stratus Properties, Inc.(a)	302
		1,302
	REAL ESTATE SERVICES - 0.4%
59	RE/MAX Holdings, Inc., Class A	1,931
738	Realogy Holdings Corporation(a)	6,967
		8,898
	REIT - 0.1%
190	Landmark Infrastructure Partners, L.P.	1,720

	RENEWABLE ENERGY - 1.0%
266	FutureFuel Corporation	3,024
141	Green Plains, Inc.(a)	2,183
314	Renewable Energy Group, Inc.(a)	16,774
100	Ultralife Corporation(a)	590
		22,571
	RETAIL - CONSUMER STAPLES - 1.2%
221	Big Lots, Inc.	9,856
135	Ingles Markets, Inc., Class A	5,135
179	SpartanNash Company	2,927
60	Village Super Market, Inc., Class A	1,477
140	Weis Markets, Inc.	6,720
		26,115
	RETAIL - DISCRETIONARY - 8.3%
78	Abercrombie & Fitch Company, Class A	1,087
50	American Eagle Outfitters, Inc.	740
31	America's Car-Mart, Inc.(a)	2,631
378	AutoNation, Inc.(a)	20,008
291	Beacon Roofing Supply, Inc.(a)	9,041
199	Big 5 Sporting Goods Corporation	1,489
88	Children's Place, Inc. (The)	2,495
333	Conn's, Inc.(a)	3,523
312	Container Store Group, Inc. (The)(a)	1,938
49	Designer Brands, Inc., Class A	266

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	RETAIL - DISCRETIONARY - 8.3% (Continued)
386	Dick's Sporting Goods, Inc.	$ 22,342
27	Foot Locker, Inc.	892
295	Foundation Building Materials, Inc.(a)	4,637
173	GMS, Inc.(a)	4,169
271	Group 1 Automotive, Inc.	23,954
173	Guess?, Inc.	2,010
57	Haverty Furniture Company, Inc.	1,194
19	Hertz Global Holdings, Inc.(a)	21
38	Hibbett Sports, Inc.(a)	1,490
750	Kohl's Corporation	13,897
103	La-Z-Boy, Inc.	3,258
170	Penske Automotive Group, Inc.	8,102
85	Qurate Retail, Inc.(a)	8,372
2,853	Qurate Retail, Inc., Class A	20,485
288	Rush Enterprises, Inc., Class A	14,556
63	Sonic Automotive, Inc., Class A	2,530
42	Tilly's, Inc., Class A	253
240	Urban Outfitters, Inc.(a)	4,994
5	Zumiez, Inc.(a)	139
		180,513
	SEMICONDUCTORS - 1.3%
1,075	Amkor Technology, Inc.(a)	12,040
176	Amtech Systems, Inc.(a)	861
16	Data I/O Corporation(a)	51
488	Photronics, Inc.(a)	4,860
41	Rambus, Inc.(a)	561
547	Veeco Instruments, Inc.(a)	6,384
260	Vishay Intertechnology, Inc.	4,048
		28,805
	SOFTWARE - 1.9%
944	Allscripts Healthcare Solutions, Inc.(a)	7,684
214	Avaya Holdings Corporation(a)	3,253
205	ChannelAdvisor Corporation(a)	2,966
110	Computer Programs and Systems, Inc.	3,037

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	SOFTWARE - 1.9% (Continued)
273	Donnelley Financial Solutions, Inc.(a)	$ 3,647
90	Ebix, Inc.	1,854
285	InnerWorkings, Inc.(a)	852
149	NextGen Healthcare, Inc.(a)	1,898
181	SeaChange International, Inc.(a)	158
288	Support.com, Inc.	519
71	Verint Systems, Inc.(a)	3,421
1,079	Xperi Holding Corporation	12,398
		41,687
	SPECIALTY FINANCE - 4.0%
178	Alliance Data Systems Corporation	7,472
224	America First Multifamily Investors, L.P.	907
20	Consumer Portfolio Services, Inc.(a)	66
310	Encore Capital Group, Inc.(a)	11,963
683	EZCORP, Inc., Class A(a)	3,436
110	GATX Corporation	7,013
190	General Finance Corporation(a)	1,203
7	Investors Title Company	910
27	Marlin Business Services Corporation	190
1,351	MGIC Investment Corporation	11,970
98	Nelnet, Inc., Class A	5,905
57	Nicholas Financial, Inc.(a)	414
1,081	OneMain Holdings, Inc.	33,781
81	Regional Management Corporation(a)	1,350
49	Willis Lease Finance Corporation(a)	904
		87,484
	STEEL - 1.7%
168	Carpenter Technology Corporation	3,051
960	Commercial Metals Company	19,181
86	Friedman Industries, Inc.	499
158	Northwest Pipe Company(a)	4,181
258	Olympic Steel, Inc.	2,931
922	United States Steel Corporation	6,767
		36,610

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	TECHNOLOGY HARDWARE - 4.9%
239	ADTRAN, Inc.	$ 2,451
2	AstroNova, Inc.	16
82	Aviat Networks, Inc.(a)	1,801
242	Avnet, Inc.	6,253
200	Aware, Inc.(a)	540
88	Benchmark Electronics, Inc.	1,773
940	CommScope Holding Company, Inc.(a)	8,460
196	Communications Systems, Inc.	751
896	Daktronics, Inc.	3,548
104	InterDigital, Inc.	5,934
56	Key Tronic Corporation(a)	552
207	Knowles Corporation(a)	3,084
265	Maxar Technologies, Inc.	6,609
677	NCR Corporation(a)	14,989
314	NETGEAR, Inc.(a)	9,677
762	NetScout Systems, Inc.(a)	16,634
101	PCTEL, Inc.	572
477	Pitney Bowes, Inc.	2,533
252	Sanmina Corporation(a)	6,817
229	TTM Technologies, Inc.(a)	2,613
5	Vishay Precision Group, Inc.(a)	127
501	Xerox Holdings Corporation	9,404
443	ZAGG, Inc.(a)	1,240
		106,378
	TECHNOLOGY SERVICES - 1.9%
793	DXC Technology Company	14,155
325	Insight Enterprises, Inc.(a)	18,388
54	ManTech International Corporation, Class A	3,719
91	NetSol Technologies, Inc.(a)	267
151	Sykes Enterprises, Inc.(a)	5,166
		41,695
	TELECOMMUNICATIONS - 1.4%
1,499	Alaska Communications Systems Group, Inc.	2,998
494	EchoStar Corporation, Class A(a)	12,296

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	TELECOMMUNICATIONS - 1.4% (Continued)
563	ORBCOMM, Inc.(a)	$ 1,914
109	Spok Holdings, Inc.	1,037
683	Telephone and Data Systems, Inc.	12,594
		30,839
	TOBACCO & CANNABIS - 0.3%
155	Universal Corporation	6,491

	TRANSPORTATION & LOGISTICS - 2.3%
144	Alaska Air Group, Inc.	5,275
308	Atlas Air Worldwide Holdings, Inc.(a)	18,757
11	Echo Global Logistics, Inc.(a)	283
354	Hawaiian Holdings, Inc.	4,563
82	Hub Group, Inc., Class A(a)	4,116
128	Kirby Corporation(a)	4,630
27	Macquarie Infrastructure Corporation	726
29	Patriot Transportation Holding, Inc.	255
113	Ryder System, Inc.	4,773
77	Schneider National, Inc., Class B	1,904
127	SkyWest, Inc.	3,792
		49,074
	TRANSPORTATION EQUIPMENT - 0.8%
216	Greenbrier Company, Inc. (The)	6,350
181	REV Group, Inc.	1,428
195	Trinity Industries, Inc.	3,803
396	Wabash National Corporation	4,736
		16,317
	WHOLESALE - CONSUMER STAPLES - 0.7%
234	Core-Mark Holding Company, Inc.	6,770
520	United Natural Foods, Inc.(a)	7,732
		14,502
	WHOLESALE - DISCRETIONARY - 1.0%
36	Educational Development Corporation	604
39	ePlus, Inc.(a)	2,855
431	G-III Apparel Group Ltd.(a)	5,650

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS — 100.0% (Continued)
	WHOLESALE - DISCRETIONARY - 1.0% (Continued)
199	KAR Auction Services, Inc.	$ 2,866
106	PC Connection, Inc.	4,352
232	ScanSource, Inc.(a)	4,601
7	Wayside Technology Group, Inc.	161
		21,089

	TOTAL COMMON STOCKS (Cost $2,244,942)	2,173,604

	MONEY MARKET FUND - 1.6%
35,962	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.04%(b)	35,962

	TOTAL MONEY MARKET FUND (Cost $35,962)	35,962

	TOTAL INVESTMENTS - 101.6% (Cost $2,281,076)	$ 2,209,773
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(35,800)
	NET ASSETS - 100.0%	$ 2,173,973

L.P	Limited Partnership
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2020.
(c)	Amount is less than 0.05%.

Acclivity Funds

SCHEDULES OF INVESTMENTS (Unaudited)(Continued)

September 30, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the

Acclivity Funds

SCHEDULES OF INVESTMENTS (Unaudited)(Continued)

September 30, 2020

principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the

Acclivity Funds

SCHEDULES OF INVESTMENTS (Unaudited)(Continued)

September 30, 2020

fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2020 for each Fund’s assets measured at fair value:

Acclivity Mid Cap Multi-Style Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 111,473	$ -	$ -	$ 111,473
Short-Term Investment	24,549	-	-	24,549
Total	$ 136,022	$ -	$ -	$ 136,022

Acclivity Small Cap Value Fund
Assets *	Level 1	Level 2	Level 3	Total
Business Development Companies	$ 207	$ -	$ -	$ 207
Common Stocks	2,173,604	-	-	2,173,604
Short-Term Investment	35,962	-	-	35,962
Total	$ 2,209,773	$ -	$ -	$ 2,209,773

The Funds did not hold any Level 3 securities during the period.

* See each Fund’s Portfolio of Investments for classification.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2020, were as follows:

	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Mid Cap Fund	$ 130,665	$ 14,633	$ (9,276)	$ 5,357
Small Cap Fund	2,280,823	250,849	(321,899)	(71,050)